Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segmental and Revenue Analysis [Abstract]
Schedule of net revenues generated from different reportable segment

	For the Years Ended
	December 31,
	2017	2016	2015
Overseas sales	$21,190,063	$18,882,589	$13,987,822
Domestic sales	2,086,462	1,129,133	701,425
Electronic commerce	5,734,121	4,461,504	1,645,765
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274

	For the Years Ended
	December 31,
	2017	2016	2015
Pet chews	$9,614,426	$10,316,841	$6,581,597
Dried pet snacks	14,851,868	11,204,517	7,902,104
Wet canned pet food	3,035,196	1,926,455	1,444,143
Dental health snacks	856,875	606,648	321,711
Baked pet biscuits	8,226	123,898	85,457
Others	644,055	294,867	-
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274

	For the Years Ended
	December 31,
	2017	2016	2015
South Korea	$5,397,982	$5,299,721	$4,689,733
China	6,553,715	5,073,272	2,347,190
United Kingdom	3,213,303	3,227,619	289,228
Germany	3,585,535	3,204,314	3,309,266
Other countries	10,260,111	7,668,300	5,699,595
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	$28,979,511	$24,443,736	$16,312,274